Fair Value (Tables)	12 Months Ended
Sep. 30, 2018
Fair Value Disclosures [Abstract]
Summary of Activity Under A/R Sales Agreement

The following table represents a summary of the activity under the A/R Sales Agreement and the New A/R Sales Agreement for fiscal 2018 and 2017 (in millions):

	2018	2017
Receivable from financial institution at beginning of fiscal year	$24.9	$13.8
Receivables sold to the financial institution and derecognized	1,664.0	1,542.5
Receivables collected by financial institution	(1,573.8)	(1,466.7)
Cash proceeds from financial institution	(115.1)	(64.7)
Receivable from financial institution at September 30,	$—	$24.9